COMMITMENTS AND CONTINGENCIES 10Q (Details) (USD $) In Millions, unless otherwise specified							1 Months Ended
	Jan. 31, 2014 Positive Outcome of Litigation [Member]	Dec. 31, 2013 Positive Outcome of Litigation [Member]	Mar. 31, 2014 Sellers [Member]	Dec. 31, 2013 Sellers [Member]	Dec. 31, 2012 Sellers [Member]	Feb. 06, 2009 Sellers [Member]	Jan. 31, 2012 Diabco Life Sciences, LLC [Member]	Jul. 31, 2013 Diabco Life Sciences, LLC [Member]	Mar. 31, 2014 Pending Litigation [Member] Former Irgovel Stockholder David Resyng [Member]	Dec. 31, 2013 Pending Litigation [Member] Former Irgovel Stockholder David Resyng [Member]
Loss Contingencies [Line Items]
Damages sought by plaintiff								$ 0.9	$ 3.0	$ 3.0
Amount of second installment on purchase agreement being withheld						1.0
Amount held in escrow				1.9	1.9	2.0
Escrow balance available to settle remaining contingencies			1.6	1.4
Amount of damages arising as a result of breach of promissory note							0.5
Gain Contingencies [Line Items]
Judgment amount	$ 1.0	$ 1.0